STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Outstanding at beginning of the year	1,000,000	1,326,250
Outstanding at beginning of the year	$ 3.00	$ 2.64
Granted	0	0
Granted	$ 0	$ 0
Exercised	0	0
Exercised	$ 0	$ 0
Forfeited or cancelled	0	0
Forfeited or cancelled	$ 0	$ 0
Expired	1,000,000	326,500
Expired	$ 3.00	$ 1.31
Outstanding at end of year	0	1,000,000
Outstanding at end of year	$ 0	$ 3.00
Exercisable at end of year	0	1,000,000
Exercisable at end of year	$ 0	$ 3.00